General and Administrative (Details) - Schedule of General and Administrative - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
General and Administrative (Details) - Schedule of General and Administrative [Line Items]
Professional fees	$ 772,572
Wages and benefits	707,625
Director fees	373,417
Travelling expenses	8,368
Depreciation of property and equipment	2,887
Depreciation of right of use assets	85,476
Meals and entertainment	117,577
Share-based compensation	1,045,315
Office expenses	40,410
Insurance costs	231,128
Other	151,317
Total	$ 3,536,092
Restated [Member]
General and Administrative (Details) - Schedule of General and Administrative [Line Items]
Professional fees		$ 584,055	$ 168,862
Wages and benefits		530,912	438,259
Director fees		108,281
Travelling expenses		4,979	9,310
Depreciation of property and equipment		64,977
Depreciation of right of use assets		90,327
Meals and entertainment		1,784	9,964
Share-based compensation		1,468,800
Office expenses		77,095
Insurance costs		260,213
Other		47,541	13,400
Total		$ 3,238,964	$ 639,795